Securities	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (FVTPL) securities of $14,036 million ($14,210 million as at October 31, 2021) are comprised of $4,121 million mandatorily measured at fair value and $9,915 million investment securities held by insurance subsidiaries designated at fair value ($3,038 million and $11,172 million, respectively, as at October 31, 2021).
Our fair value through other comprehensive income (FVOCI) securities totalling $39,273 million ($63,123 million as at October 31, 2021), are net of an allowance for credit losses of $4 million ($2 million as at October 31, 2021).
Amortized cost securities totalling $100,906 million ($49,970 million as at October 31, 2021), are net of an allowance for credit losses of $3 million ($1 million as at October 31, 2021).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	July 31, 2022				October 31, 2021
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	9,546	47	162	9,431	13,087	62	84	13,065
Canadian provincial and municipal governments	4,502	27	75	4,454	2,973	29	15	2,987
U.S. federal government	3,590	-	183	3,407	21,041	282	297	21,026
U.S. states, municipalities and agencies	3,573	20	56	3,537	4,034	85	5	4,114
Other governments	6,317	9	71	6,255	6,476	55	29	6,502
National Housing Act (NHA) mortgage-backed securities (MBS)	928	5	11	922	1,122	6	3	1,125
U.S. agency MBS and collateralized mortgage obligations (CMO)	6,440	8	117	6,331	10,894	151	34	11,011
Corporate debt	4,883	18	117	4,784	3,147	34	20	3,161
Corporate equity	122	30	-	152	103	29	-	132
Total	39,901	164	792	39,273	62,877	733	487	63,123
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.

Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
FVOCI - d ebt	153	114	343	366
Amortized cost	365	101	837	309
Total	518	215	1,180	675
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
FVTPL securities	75	192	272	368
FVOCI securities - realized gains (losses) (1)	12	6	39	43
Impairment losses	(2)	-	(2)	-
Securities gains , other than trading	85	198	309	411
(1) Gains (losses) are net of (losses) gains on hedge contracts.
Interest and dividend income and gains (losses) on securities held in our Insurance business are recorded in non-interest
revenue, insurance revenues, in our Consolidated Statement of Income. These include:
●
Interest

and dividend
 income of $103 million and $293 million for the three and nine months ended July 31, 2022
,
respectively ($95

million and $282

million
for the three and nine months ended July 31, 2021, respectively
). Interest income is calculated using the effective interest method;

●
Gains (losses) from securities designated as FVTPL of $51 million and $(1,303
)
million for the three and nine months ended July 31, 2022, respectively ($429 million and $92 million for the three and nine months ended July 31, 2021, respectively); and

●
Realized gains from FVOCI securities of $nil million and $nil million for the three and nine months ended July 31, 2022, respectively
(
$
nil million and $1 million for the three and nine months ended July 31, 2021, respectively).